Revenues	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues

19. Revenues
Revenues by source consisted of the following:

	For the Year Ended December 31,
	2021	2022	2023
Vehicle sales	20,041,955	24,839,637	28,010,857
Services and others	946,176	2,015,482	2,665,210

Total	20,988,131	26,855,119	30,676,067